STOCK OPTIONS AND WARRANTS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exercised	5,788,493
Stock Options [Member]
Number of Shares Outstanding, Beginning	3,700	62,000	74,000
Granted	0	0	0
Forfeited	0	0	(12,000)
Exercised	0	0	0
Expired	(37,000)	(25,000)	0
Number of Shares Outstanding, Ending	0	37,000	62,000
Number of Shares Exercisable	0	37,000
Weighted Average Exercise Price Outstanding, Beginning	$ 1.32	$ 1.19	$ 1.32
Weighted Average Exercise Price Outstanding, Ending	0	1.32	0
Weighted Average Exercise Price Exercisable	$ 0	$ 1.32	$ 1.19
Weighted Average Remaining Contractual Term Outstanding, Beginning	4 days	7 months 6 days	1 year 5 months 19 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 0	$ 242,200	$ 64,800
Aggregate Intrinsic Value Outstanding, Ending	75,850	75,850	0
Aggregate Intrinsic Value Exercisable	$ 0	$ 75,850	$ 242,200
Weighted Average Remaining Contractual Term Outstanding, Ending		3 days
Weighted Average Remaining Contractual Term Exercisable		3 days	7 months 6 days